Parent Only Financial Information	6 Months Ended
Jun. 30, 2026
Parent Only Financial Information [Abstract]
Parent only financial information
23.	Parent only financial information

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiary exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiary shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiary (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiary in the form of loans, advances or cash dividends without the consent of a third party.

The following condensed financial information of Fangdd Network Group Ltd. has been prepared using the same accounting policies as set out in the accompanying Consolidated Financial Statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries” and the respective profit or loss as “Equity income/(loss) of subsidiaries and the VIE and VIE’s subsidiaries” on the Condensed Statements of Loss.

As of June 30, 2026, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable shares, or guarantees of Fangdd Network Group Ltd., except for those which have been separately disclosed in the Unaudited Interim Condensed Consolidated Financial Statements, if any.

The following disclosures present the financial positions of Fangdd Network Group Ltd. as of December 31, 2025 and June 30, 2026, and the operation results and cash flows information for the six months ended June 30, 2025 and 2026.

(a)	Condensed Balance Sheets

	As of December 31,	As of June 30,
	2025	2026
	RMB	RMB
Assets
Current asset
Cash and cash equivalents	1,693	1,854
Short-term investments	89,685	72,540
Amount due from related parties	162	—
Prepayments and other assets, net	1,708	1,655
Total current asset	93,248	76,049
Non-current asset
Intangible assets, net	233,187	214,271
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,704,869	1,687,782
Total non-current asset	1,938,056	1,902,053
Total assets	2,031,304	1,978,102
Liabilities
Current liability
Accrued expenses and other current liabilities	22,813	21,676
Total current liability	22,813	21,676
Total liabilities	22,813	21,676
Shareholders’ equity
Ordinary shares	2,453	2,453
Additional paid-in capital	5,673,411	5,673,106
Accumulated other comprehensive loss	(394,156)	(411,879)
Accumulated deficit	(3,273,217)	(3,307,254)
Total shareholders’ equity	2,008,491	1,956,426
Total liabilities and shareholders’ equity	2,031,304	1,978,102

(b)	Condensed Statements of Loss

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
General and administrative expenses	(37,892)	(14,153)
Total operating expenses	(37,892)	(14,153)
Loss from operations	(37,892)	(14,153)
Equity loss of subsidiaries and the VIE and VIE’s subsidiaries	(4,265)	(21,430)
Other income:
Interest income, net	59	—
Gain on short-term investments	2,916	1,546
Loss before income tax	(39,182)	(34,037)
Income tax expense	—	—
Net loss	(39,182)	(34,037)
Accretion of Redeemable Convertible Preferred Shares	—	—
Deemed dividend to preferred shareholder	—	—
Net loss attributable to ordinary shareholders	(39,182)	(34,037)

(c)	Condensed Statements of Cash Flows

	For the Six Months Ended June 30,
	2025	2026
	RMB	RMB
Net cash used in operating activities	(37,386)	(24,285)
Cash flows from investing activities
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	(249)	17,087
Investment in short-term investments	(41,685)	(1,546)
Proceeds from redemption of short-term investments	11,532	17,653
Net cash (used in)/provided by investing activities	(30,402)	33,194
Cash flows from financing activities
Proceeds from issuance of ordinary shares, net of issuance costs	—	162
Proceeds from issuance of convertible promissory note, net of issuance costs	42,278	—
Transaction with non-controlling interests	—	(305)
Net cash provided by/(used in) financing activities	42,278	(143)
Effect of exchange rate changes on cash and cash equivalents	(42)	(8,605)
Net (decrease)/increase in cash and cash equivalents	(25,552)	161
Cash and cash equivalents at the beginning of the period	29,762	1,693
Cash and cash equivalents at the end of the period	4,210	1,854